COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended		4 Months Ended	6 Months Ended
	Mar. 31, 2014	Jan. 31, 2014	Nov. 30, 2014	Jul. 31, 2014
Chief Executive Officer [Member]
Payments for Fees		$ 1,500	$ 6,000	$ 9,000
Consulting Agreements [Member]
Payments for Fees	$ 5,000